UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022
Loss from operations				$ (56,223,000)
Other (expense) income:
Change in fair value of derivative warrant liabilities				(427,000)
Income tax expense				0
Net income (loss)				$ (54,974,000)
Weighted average shares outstanding of common stock, basic (in shares)				2,108,472,000
Weighted average shares outstanding of common stock, diluted (in shares)				2,108,472,000
Basic net income (loss) per common share				$ (39,790)
Diluted net income (loss) per common share				$ (39,790)
AMCI ACQUISITION CORP. II
General and administrative expenses	$ 876,343	$ 284,686	$ 286,255	$ 3,677,205
General and administrative expenses - related party	30,000	20,000	20,000	90,000
Capital base tax expense	75,797			183,578
Franchise tax expense	50,411	134,845	134,845	149,639
Loss from operations	(1,032,551)	(439,531)	(441,100)	(4,100,422)
Other (expense) income:
Change in fair value of derivative warrant liabilities	1,426,720	1,382,900	1,382,900	4,066,720
Gain from extinguishment of deferred underwriting commissions on public warrants	171,700			171,700
Offering costs allocated to derivative warrant liabilities		(476,450)	(476,450)
Income from investments held in trust account	733,042	2,178	2,178	972,453
Loss before income taxes	1,298,911	469,097	467,528	1,110,451
Income tax expense	54,366			54,366
Net income (loss)	$ 1,244,545	$ 469,097	$ 467,528	$ 1,056,085
Class A Common stock | AMCI ACQUISITION CORP. II
Other (expense) income:
Weighted average shares outstanding of common stock, basic (in shares)	15,000,000	9,130,435	3,428,571	15,000,000
Weighted average shares outstanding of common stock, diluted (in shares)	15,000,000	9,130,435	3,428,571	15,000,000
Basic net income (loss) per common share	$ 0.07	$ 0.04	$ 0.07	$ 0.06
Diluted net income (loss) per common share	$ 0.07	$ 0.04	$ 0.07	$ 0.06
Class B Common Stock | AMCI ACQUISITION CORP. II
Other (expense) income:
Weighted average shares outstanding of common stock, basic (in shares)	3,750,000	3,750,000	3,750,000	3,750,000
Weighted average shares outstanding of common stock, diluted (in shares)	3,750,000	3,750,000	3,750,000	3,750,000
Basic net income (loss) per common share	$ 0.07	$ 0.04	$ 0.07	$ 0.06
Diluted net income (loss) per common share	$ 0.07	$ 0.04	$ 0.07	$ 0.06